Grants and other liabilities	6 Months Ended
Jun. 30, 2024
Grants and other liabilities [Abstract]
Grants and other liabilities
Note 17. - Grants and other liabilities

Grants and other liabilities as of June 30, 2024 and December 31, 2023 are as follows:

	Balance as of June 30,	Balance as of December 31,
	2024	2023
	($ in thousands)
Grants	823,604	852,854
Other liabilities and provisions	338,236	380,954
Dismantling provision	158,966	155,279
Lease liabilities	84,181	82,366
Accruals on Spanish market prices differences	50,326	98,820
Others	44,763	44,489
Grants and other non-current liabilities	1,161,840	1,233,808

As of June 30, 2024, the amount recorded in Grants primarily corresponds to the ITC Grant awarded by the U.S. Department of the Treasury to Solana and Mojave for a total amount of $562 million ($578 million as of December 31, 2023). The amount recorded in Grants as a liability is progressively recorded as other income over the useful life of the asset.

The remaining balance of the “Grants” account corresponds to loans with interest rates below market rates for Solana and Mojave for a total amount of $260 million as of June 30, 2024 ($273 million as of December 31, 2023). Loans with the Federal Financing Bank guaranteed by the Department of Energy for these projects bear interest at a rate below market rates for these types of projects and terms. The difference between proceeds received from these loans and its fair value, is initially recorded as “Grants” in the consolidated statement of financial position, and subsequently recorded progressively in “Other operating income”.
Total amount of income for these two types of grants for Solana and Mojave is $29.1 million and $29.3 million for the six-month periods ended June 30, 2024 and 2023, respectively (Note 19).
The “Accruals on Spanish market prices differences” corresponds to the differences that occur in each financial year between revenue from the sale of energy at the estimated price determined by the Administration in Spain in accordance with the reasonable profitability scheme determined by law, and the revenue from the sale of energy at the actual average market price in the year. These market price differences are regularized through the compensation and adjustment of the parameters which serve as a basis for calculating the regulated revenue compensation to be received from the Administration in Spain over the remaining regulatory life of the solar assets of the Company to obtain the guaranteed profitability for each solar asset. Current portion amounts to $12.1 million as of June 30, 2024 and $12.5 million as of December 31, 2023 (Note 18).